Trade Accounts and Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Trade accounts and notes receivables, net [member]
Statement [line items]
Summary of Financial Assets
Trade accounts and notes receivable as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Current
Trade accounts and notes receivable	￦	8,695,788	9,382,308
Unbilled due from customers for contract work		1,340,146	1,704,256
Less: Allowance for doubtful accounts		(333,792)	(283,575)

	￦	9,702,142	10,802,989

Non-current
Trade accounts and notes receivable	￦	68,342	89,839
Less: Allowance for doubtful accounts		(44,309)	(47,323)

	￦	24,033	42,516